Securities	12 Months Ended
Dec. 31, 2018
Securities
Securities

Note 17 - Securities

Accounting policies

The Group’s securities portfolio comprises a bond portfolio. The investment strategy allows for regular sales and Management has determined that the “hold to collect” or “hold to collect and sell” criteria are not met. Consequently, the securities are classified at fair value through profit or loss. See Note 23, Interest rate risk.